Other Finance Income and Costs - Summary of Other Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other finance income
Other	¥ 71,637	¥ 165,370	¥ 35,939
Total	556,700	747,236	379,350
Other finance costs
Financial liabilities measured at amortized cost	(84,106)	(64,733)	(47,356)
Other	(106,605)	(38,975)	(77,757)
Total	(190,711)	(103,709)	(125,113)
Interest income [Member]
Other finance income
Financial assets measured at amortized cost	256,034	289,035	101,737
Financial assets measured at fair value through other comprehensive income	108,594	165,653	132,365
Dividend income [Member]
Other finance income
Financial assets measured at fair value through other comprehensive income	¥ 120,435	¥ 127,178	¥ 109,308